Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets Parent Company Only) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Assets:
Cash and due from banks	¥ 1,592,191	¥ 1,322,597	¥ 1,528,306	¥ 1,696,879
Interest-bearing deposits in other banks	45,994,780	35,327,408
Other	4,992,329	4,696,890
Total	200,456,304	193,810,151	190,114,400
Liabilities and shareholders' equity:
Long-term debt	14,529,414	14,765,527
Other liabilities	5,026,525	6,476,723
Shareholders' equity	8,261,357	8,014,551
Total	200,456,304	193,810,151
Parent Company
Assets:
Cash and due from banks	15,912	137	¥ 223	¥ 167
Interest-bearing deposits in other banks	4,278	16,305
Investments in subsidiaries and affiliated companies	8,993,388	8,840,003
Long-term loans receivable from subsidiaries	2,697,250	624,518
Other	477,375	400,590
Total	12,188,203	9,881,553
Liabilities and shareholders' equity:
Short-term borrowings	1,156,100	1,186,345
Long-term debt	2,632,250	584,518
Other liabilities	138,496	96,139
Shareholders' equity	8,261,357	8,014,551
Total	¥ 12,188,203	¥ 9,881,553